Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Rocky Mountain High Brands, Inc.
Entity Central Index Key	0001670869
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	true
Elected Not To Use the Extended Transition Period	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true